Rule 497(e)

Registration No. 333-71424

1940 Act File No. 811-10531

NICHOLAS FAMILY OF FUNDS, INC.

Nicholas Liberty Fund

Supplement Dated September 4, 2002

To The Statement of Additional Information,

Dated April 30, 2002

Effective as of July 19, 2002, the Board of Directors of Nicholas Family of Funds, Inc. (the "Corporation") on behalf of its series, the Nicholas Liberty Fund (the "Fund"), approved a change in the Fund's independent public accountants from Arthur Andersen LLP to Deloitte & Touche LLP.  Accordingly, the discussion in the Fund's Statement of Additional Information, dated April 30, 2002, under the heading "INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL" is replaced with the following:

Arthur Andersen LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202 served as the Fund's independent public accountants for the year ended December 31, 2001. For the year ended December 31, 2002, the Fund's independent auditors are Deloitte & Touche LLP, 180 North Stetson Avenue, Chicago, Illinois 60601.